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John Hancock Life Insurance Company

John Hancock Place
P.O. Box 111
Boston, Massachusetts 02117

Law Sector                                          [LOGO OF JOHN HANCOCK]

                                         May 4, 2000

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549
Attention: Filing Room

JOHN HANCOCK VARIABLE SERIES TRUST I
REGISTRATION STATEMENT ON FORM N-1A                #33-02081


Dear Sir/Madam:

Pursuant to Rule 497(j) and in lieu of filing final printed prospectuses, we hereby certify respecting the above-captioned registration statements on Form N-1A that:

(1) the form of prospectus and Statement of Additional Information that would have been filed under Rule 497 would not have differed from that contained in the most recent amendment to the registration statement, and

(2) the text of the most recent amendment to the registration statement has been filed electronically.

Sincerely,

/s/ Ronald J. Bocage
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    Ronald J. Bocage